Long-Term Investments (Details) - Beijing WIMI and Shenzhen Weiyixin [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity investments [Line Items]
Long-term investment				¥ 55,462,670
Impairment loss from long-term investment	¥ (157,429)	$ 21,900